Rule 497(e)

Registration Nos. 333-289838 and 811-24117

Corgi ETF Trust I

(the “Trust”)

Corgi U.S. Large-Cap 2x Daily ETF (USLX)

Corgi U.S. Mid-Cap 2x Daily ETF (USMX)

Corgi U.S. Small-Cap 2x Daily ETF (USSX)

Corgi U.S. Growth 2x Daily ETF (USGX)

Corgi U.S. Mega-Cap Growth 2x Daily ETF (MEGX)

(each a “Fund,” together the “Funds”)

each listed on Cboe BZX Exchange, Inc.

August 19, 2026

Supplement to the Prospectus and
Statement of Additional Information (“SAI”),
each dated May 28, 2026

Effective on or about August 21, 2026 (the “Effective Date”), each Fund’s ticker symbol will change in accordance with the following chart. Accordingly, as of the Effective Date, all references to a Fund’s ticker symbol in its Summary Prospectus, the Prospectus and the SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Fund Name	Old Ticker Symbol	New Ticker Symbol
Corgi U.S. Large-Cap 2x Daily ETF	VOOX	USLX
Corgi U.S. Mid-Cap 2x Daily ETF	XVO	USMX
Corgi U.S. Small-Cap 2x Daily ETF	VBX	USSX
Corgi U.S. Growth 2x Daily ETF	XVUG	USGX
Corgi U.S. Mega-Cap Growth 2x Daily ETF	MGKX	MEGX

Please Keep This Supplement With Your Prospectus For Future Reference